Business combination agreement - Fair value shared deemed (Details) - Business Combination Agreement - Arqit Limited	Sep. 03, 2021 USD ($) shares
Disclosure of detailed information about business combination [line items]
Number of deemed shares issued representing same percentage of equity interest acquired | shares	485,326
Fair value of the shares issued | $	$ 223,517,945
Revenue multiple | Minimum
Disclosure of detailed information about business combination [line items]
Unobservable inputs	12
Revenue multiple | Maximum
Disclosure of detailed information about business combination [line items]
Unobservable inputs	17
EBITDA multiple | Minimum
Disclosure of detailed information about business combination [line items]
Unobservable inputs	20
EBITDA multiple | Maximum
Disclosure of detailed information about business combination [line items]
Unobservable inputs	30
uFCF multiple | Minimum
Disclosure of detailed information about business combination [line items]
Unobservable inputs	20
uFCF multiple | Maximum
Disclosure of detailed information about business combination [line items]
Unobservable inputs	25
Revenue growth rate (CAGR)
Disclosure of detailed information about business combination [line items]
Unobservable inputs	9.1
Discount
Disclosure of detailed information about business combination [line items]
Unobservable inputs	20